Share-based Compensation	12 Months Ended
Dec. 31, 2012
Share-based Compensation
Share-based Compensation

15. Share-based Compensation

Under the Share Incentive Plan (the “Option Plan”), the Group may offer incentive awards to employees, officers, directors and consultants or advisors (the “Participants”) including the issuance of options to the Participants to purchase not more than 7,720,000 ordinary shares. In August 2011, the Group increased maximum aggregate number of ordinary shares which may be issued pursuant to the Option Plan from 7,720,000 to 10,000,000.Generally options granted to the employees vest over a requisite service period of five years with 10 year contractual term. Generally, the options allocated to the first year in the service period are vested on the first anniversary of the grant date with the remaining options vesting ratably over the following years in the requisite service period. For example, options with a 5-year vesting period will have 20% vested on the first anniversary of the grant date with the remaining 80% vested ratably over the following 48 months. As of December 31, 2012, options to purchase 4,253,072 ordinary shares and 1,381,253 non-vested restricted shares were outstanding and options to purchase 2,960,844 ordinary shares were available for future grants under the Option Plan.

The Group records share-based compensation based on the grant date fair value of the award and recognizes the cost as an expense over the grantee’s requisite service period. The share-based compensation expenses have been categorized as either restaurant wages and related expenses, or selling, general and administrative expense depending on the job functions of the grantees.

The share-based compensation has been classified as follows for the year ended December 31, 2011 and 2012:

	2010	2011	2012
Restaurant wages and related expenses	1,498	3,351	3,928
Selling, general and administrative	4,222	12,467	11,772
Total	5,720	15,818	15,700

The weighted-average grant date fair value for options granted during the year ended December 31, 2010, 2011 and 2012was RMB 7.97, RMB 10.36 and RMB 7.40($1.19), computed using the binomial option pricing model. The binomial model requires the input of highly subjective assumptions including the fair value of the Group’s ordinary shares, the expected stock price volatility and the expected price multiple at which employees are likely to exercise stock options. The Group uses historical data to estimate forfeiture rate. Expected volatilities are based on the average volatility of comparable companies over a time period commensurate with the expected life of the option. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant.

Prior to the public offering, when estimating the fair value of its ordinary shares, the Group utilized appropriate valuation methodologies, including the discounted cash flow approach, which incorporates certain assumptions including the financial results and growth trends of the Group, to derive the total equity value of the Group. The valuation model allocated the equity value between the ordinary shares and the preference shares and determined the fair value of the ordinary shares based on the option pricing model under the enterprise value allocation method. Under this method, the ordinary shares have value only if the funds available for distribution to shareholders exceed the value of the liquidation preference at the time of a liquidity event.

The fair values of stock options were estimated using the following significant assumptions:

	2010	2011	2012

Suboptimal exercise factor	2.5	2.0 to 2.5	2.0 to 2.5
Risk-free interest rate	3.50% to 4.60%	2.97% to 4.41%	3.33%-3.50%
Volatility	43.10% to 46.73%	41.0% to 42.0%	40.6% to 41.2%
Dividend yield	—	—	—
Life of option	10 years	10 years	10 years

A summary of option activities under the Option Plan for the year ended December 31, 2012 is presented below:

			Weighted
		Weighted	Average	Aggregate
		Average	Remaining	Intrinsic
	Number of	Exercise	Contractual	Value of
	Options	Price	Term	Options
		US$		US$

Outstanding, as of January 1, 2012	6,712,946	1.92	8.8years
Granted	1,571,000	2.36	—	—
Conversion to restricted shares	(3,688,250)	2.68	—	—
Cancellation and termination	(198,500)	1.49	—	—
Exercised	(144,124)	1.00	—	—
Outstanding, as of December 31, 2012	4,253,072	1.46	7.8 years	2,218
Vested and expected to vest as of December 31, 2012	3,391,103	1.48	7.8 years	1,743
Options exercisable at December 31,2012	1,169,857	1.22	7.4 years	788

On January 11, 2012, the Group granted 1,475,300 restricted shares to executive and non-executive employees to replace 3,688,250 options previously granted during May 5, 2010 to September 9, 2011. The vesting and other requirements imposed on the restricted shares were the same as under the original option grant. The fair value of the new restricted shares approximates the fair value of the original options. As a result, the modification did not result in any incremental compensation expense.

As of December 31, 2012, there was RMB16,013 ($2.6 million) in total unrecognized compensation expense related to unvested share-based compensation arrangements granted under the option plan, which is expected to be recognized over a weighted-average period of 1.39 years. The total intrinsic value of options exercised during the years ended December 31, 2010, 2011 and 2012 was Nil ,RMB7,710 and RMB928($0.1 million) respectively.

The following table summarized the Group’s non-vested restricted shares activity for the year ended December 31, 2012:

		Weighted-Average Grant Date
		Fair Value
		US$
Non-vested restricted shares outstanding at January 1, 2012	746,517	3.65
Granted	674,400	1.83
Granted to replace existing options	1,475,300	3.40
Vested	(416,467)	2.65
Cancellation and termination	(1,098,497)	2.62
Non-vested restricted shares outstanding at December 31, 2012	1,381,253	2.92

The fair value of non-vested restricted shares was computed based on the fair value of the Group’s ordinary shares on the grant date. The total fair value of restricted shares vested during the year ended December 31, 2010, 2011 and 2012 was RMB3,046, RMB9,022 and RMB 4,765 ($0.8 million),respectively.

As of December 31, 2012 there was RMB15,890 ($2.6 million) in total unrecognized compensation expense related to such non-vested restricted shares, which is expected to be recognized over a weighted-average period of 1.73 years.